Debt Future Repayments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities of Long-term Debt [Abstract]
2013	$ 93.1
2014	701.2
2015	708.8
2016	1,900.7
2017	0.5
2018 and thereafter	3,700.5
Total Repayments of Principal	$ 7,104.8	$ 6,985.0